Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Grandeur Peak Global Trust
Entity Central Index Key	0001965454
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000242720
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	1.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 307,736,846
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,237,111
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$307,736,846
Number of Portfolio Holdings	107
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$2,237,111
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.3%
Techtronic Industries Co Limited	2.6%
Sporton International, Inc.	2.4%
FPT Corp	2.3%
Sinbon Electronics Co., Limited	2.3%
Globant S.A.	2.2%
SJS Enterprises Ltd	2.2%
Plover Bay Tech	2.2%
Regional SAB de cv	1.9%
iFast Corporation	1.8%

C000242719
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Emerging Markets Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.80%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 307,736,846
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,237,111
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$307,736,846
Number of Portfolio Holdings	107
Advisory Fee	$2,237,111
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	4.3%
Techtronic Industries Co Limited	2.6%
Sporton International, Inc.	2.4%
FPT Corp	2.3%
Sinbon Electronics Co., Limited	2.3%
Globant S.A.	2.2%
SJS Enterprises Ltd	2.2%
Plover Bay Tech	2.2%
Regional SAB de cv	1.9%
iFast Corporation	1.8%

C000242722
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Contrarian Fund
Class Name	Institutional Class
Trading Symbol	GPGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 154,881,808
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 756,618
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$154,881,808
Number of Portfolio Holdings	90
Advisory Fee	$756,618
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Plover Bay Tech	6.3%
Riverstone Holdings Ltd.	4.6%
Petershill Partners PLC	4.1%
Tethys Oil AB	3.1%
P10 Inc	2.1%
BayCurrent Consulting, Inc.	1.9%
Rise Consulting Group Inc	1.8%
Vietnam Technological & Comm Joint-stock Bank	1.8%
Five Below, Inc.	1.8%
CVS Group plc	1.6%

C000242723
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Explorer Fund
Class Name	Institutional Class
Trading Symbol	GPGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 12,243,884
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 7,797
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,243,884
Number of Portfolio Holdings	298
Advisory Fee	$7,797
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JTC plc	1.1%
ULS Group Inc	1.0%
Virbac SA	1.0%
B & M European Value Retail SA	0.9%
Silergy Corp	0.9%
P10 Inc	0.8%
Five Below, Inc.	0.8%
Globant S.A.	0.8%
Beenos Inc	0.8%
Sporton International, Inc.	0.8%

C000242724
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Micro Cap Fund
Class Name	Institutional Class
Trading Symbol	GPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 44,788,890
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 348,023
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,788,890
Number of Portfolio Holdings	121
Advisory Fee	$348,023
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Pennant Group, Inc. (The)	4.1%
Fiducian Group Ltd	2.8%
Beenos Inc	2.7%
ULS Group Inc	2.6%
Yatharth Hospital	2.4%
Kogan.com Ltd	2.2%
Plover Bay Tech	2.2%
Swedencare AB	2.1%
Barrett Business Services, Inc.	2.1%
Elixirr International PLC	2.0%

C000242725
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.32%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 584,279,654
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 3,548,925
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$584,279,654
Number of Portfolio Holdings	157
Advisory Fee	$3,548,925
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
BayCurrent Consulting, Inc.	2.7%
Virbac SA	2.7%
Littelfuse, Inc.	2.5%
CVS Group plc	1.7%
Volution Group PLC	1.6%
JTC plc	1.5%
Silergy Corp	1.5%
Diploma plc	1.3%
Melexis NV	1.3%

C000242726
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	1.57%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 584,279,654
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 3,548,925
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$584,279,654
Number of Portfolio Holdings	157
Advisory Fee	$3,548,925
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.3%
BayCurrent Consulting, Inc.	2.7%
Virbac SA	2.7%
Littelfuse, Inc.	2.5%
CVS Group plc	1.7%
Volution Group PLC	1.6%
JTC plc	1.5%
Silergy Corp	1.5%
Diploma plc	1.3%
Melexis NV	1.3%

C000242727
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Institutional Class
Trading Symbol	GPRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 187,809,491
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,079,343
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$187,809,491
Number of Portfolio Holdings	286
Advisory Fee	$1,079,343
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BayCurrent Consulting, Inc.	1.7%
Plover Bay Tech	1.5%
B & M European Value Retail SA	1.1%
Virbac SA	1.1%
JTC plc	1.1%
Perella Weinberg Partners	1.1%
Silergy Corp	1.1%
Globant S.A.	1.0%
CVS Group plc	0.9%
Ace Hardware Indonesia Tbk P.T.	0.9%

C000242728
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Reach Fund
Class Name	Investor Class
Trading Symbol	GPROX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.50%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 187,809,491
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 1,079,343
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$187,809,491
Number of Portfolio Holdings	286
Advisory Fee	$1,079,343
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BayCurrent Consulting, Inc.	1.7%
Plover Bay Tech	1.5%
B & M European Value Retail SA	1.1%
Virbac SA	1.1%
JTC plc	1.1%
Perella Weinberg Partners	1.1%
Silergy Corp	1.1%
Globant S.A.	1.0%
CVS Group plc	0.9%
Ace Hardware Indonesia Tbk P.T.	0.9%

C000242730
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GGSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.09%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 120,295,277
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 532,452
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$120,295,277
Number of Portfolio Holdings	148
Advisory Fee	$532,452
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	3.3%
BayCurrent Consulting, Inc.	3.1%
B & M European Value Retail SA	3.1%
Littelfuse, Inc.	2.7%
Globant S.A.	1.8%
JTC plc	1.8%
Lululemon Athletica, Inc.	1.5%
Techtronic Industries Co Limited	1.4%
Virbac SA	1.3%
Silicon Laboratories, Inc.	1.2%

C000242729
Shareholder Report [Line Items]
Fund Name	Grandeur Peak Global Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GGSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period of May 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.34%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 120,295,277
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 532,452
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$120,295,277
Number of Portfolio Holdings	148
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$532,452
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Silergy Corp	3.3%
BayCurrent Consulting, Inc.	3.1%
B & M European Value Retail SA	3.1%
Littelfuse, Inc.	2.7%
Globant S.A.	1.8%
JTC plc	1.8%
Lululemon Athletica, Inc.	1.5%
Techtronic Industries Co Limited	1.4%
Virbac SA	1.3%
Silicon Laboratories, Inc.	1.2%

C000242731
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.36%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 428,399,587
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,131,917
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$428,399,587
Number of Portfolio Holdings	142
Advisory Fee	$3,131,917
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.0%
JTC plc	2.7%
Silergy Corp	2.6%
BayCurrent Consulting, Inc.	2.6%
Virbac SA	2.0%
Volution Group PLC	2.0%
Sporton International, Inc.	1.7%
CVS Group plc	1.7%
Integral Corp	1.6%
Interpump Group SpA	1.4%

C000242732
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GPIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.61%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 428,399,587
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,131,917
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$428,399,587
Number of Portfolio Holdings	142
Advisory Fee	$3,131,917
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	3.0%
JTC plc	2.7%
Silergy Corp	2.6%
BayCurrent Consulting, Inc.	2.6%
Virbac SA	2.0%
Volution Group PLC	2.0%
Sporton International, Inc.	1.7%
CVS Group plc	1.7%
Integral Corp	1.6%
Interpump Group SpA	1.4%

C000242733
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GISYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.89%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,635,443,997
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 6,742,283
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,635,443,997
Number of Portfolio Holdings	118
Advisory Fee	$6,742,283
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
BayCurrent Consulting, Inc.	3.6%
Silergy Corp	3.6%
Diploma plc	2.3%
Techtronic Industries Co Limited	2.1%
JFrog Ltd.	1.9%
Lululemon Athletica, Inc.	1.9%
Melexis NV	1.8%
Globant S.A.	1.8%
Interpump Group SpA	1.7%

C000242734
Shareholder Report [Line Items]
Fund Name	Grandeur Peak International Stalwarts Fund
Class Name	Investor Class
Trading Symbol	GISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 1,635,443,997
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 6,742,283
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,635,443,997
Number of Portfolio Holdings	118
Advisory Fee	$6,742,283
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
B & M European Value Retail SA	4.2%
BayCurrent Consulting, Inc.	3.6%
Silergy Corp	3.6%
Diploma plc	2.3%
Techtronic Industries Co Limited	2.1%
JFrog Ltd.	1.9%
Lululemon Athletica, Inc.	1.9%
Melexis NV	1.8%
Globant S.A.	1.8%
Interpump Group SpA	1.7%

C000242721
Shareholder Report [Line Items]
Fund Name	Grandeur Peak US Stalwarts Fund
Class Name	Institutional Class
Trading Symbol	GUSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://grandeurpeakglobal.com/literature/. You can also request this information by contacting us at 1.855.377.7325 (PEAK).
Additional Information Phone Number	1.855.377.7325
Additional Information Website	https://grandeurpeakglobal.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 139,557,654
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 496,761
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$139,557,654
Number of Portfolio Holdings	89
Advisory Fee	$496,761
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Littelfuse, Inc.	2.9%
Lululemon Athletica, Inc.	2.3%
Silicon Laboratories, Inc.	2.0%
JFrog Ltd.	1.9%
Techtronic Industries Co Limited	1.9%
Globant S.A.	1.9%
Ares Management Corporation, CLASS A	1.9%
Herc Holdings, Inc.	1.8%
Goosehead Insurance, Inc., CLASS A	1.8%
Primoris Services Corporation	1.7%